Loan to third party (Tables)	6 Months Ended
Oct. 31, 2025
Loan To Third Party
Schedule of loan to third parties

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$ Audited	S$ Unaudited	US$ Unaudited
Loan to third party	1,623,608	1,121,323	861,737
Allowance for impairment of loan	(1,223,608)	(1,121,323)	(861,737)
	400,000	-	-